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                                                           OMB Number: 3235-0582
                                                         Expires: March 31, 2006
                                              Estimated average burden hours per
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number         811-09405
                                   __________________________________________

                            AMSTAR INVESTMENT TRUST
_____________________________________________________________________________
                Exact name of registrant as specified in charter)


            225 West 34th Street, Suite 918 New York, New York 10122
_____________________________________________________________________________
                    (Address of principal executive offices)

                              Wade R. Bridge, Esq.
                          Ultimus Fund Solutions, LLC
                         135 Merchant Street, Ste. 230
                             Cincinnati, Ohio 45246
_____________________________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 209-8845
                                                    _________________________

Date of fiscal year end:     September 30
                          ___________________

Date of reporting period:   July 1, 2003 - June 30, 2004
                          ________________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)      Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2003 with respect to which the Registrant was entitled to vote:

     (a). The name of the issuer of the portfolio security;

     (b). The exchange ticker symbol of the portfolio security;

     (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d). The shareholder meeting date;

     (e). A brief identification of the matter voted on;

     (f). Whether the matter was proposed by the issuer or by a security holder;

     (g). Whether the Registrant cast its vote on the matter;

     (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i). Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Amstar Investment Trust
            _________________________________________________________________

By (Signature and Title)*    /s/ Thomas M. Valenzuela
                         ____________________________________________________
                             Thomas M. Valenzuela, President


Date    September 3, 2004
    _________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.


EXHIBIT A

-----------------------------------------------------------------------------------------------------------------------------------
  (A)              (B)     (C)       (D)             (E)                                     (F)           (G)       (H)        (I)
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason       LM   524901105   7/22/03   Election of Directors                           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
AirGas Inc       ARG  009363102   7/29/03   Election of Directors                           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve 2003 Employee Stock Purchase Plan       Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve 2004 Executive Bonus Plan               Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of KPMG as Independent Auditors    Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Veridian Corp    VNK  91829G102   8/7/2003  Approve & Adopt Plan of Merger dated 6/9/03
                                            by General Dynamics & Aspen Acquisition Corp.   Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Airborne Inc.    ABF  009269101   8/14/03   Election of Directors                           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Proposal to Adopt Merger Agreement      Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Alternative Merger Consideration
                                            of $21.65                                       Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve the ABX Air SuperMajority
                                            Voting Provision                                Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve ABX Air Rights Agreement                Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Stockholders Proposal not to adopt or extend
                                            any Poison Pill                             Security Holder    Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Stockholders Proposal to urge amendment to
                                            by-laws to require a Non Executive Chairman
                                            of the Board                                Security Holder    Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Stockholders Proposal regarding indexed
                                            stock options                               Security Holder    Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Stockholders Proposal regarding expensing
                                            of stock options                            Security Holder    Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
McData  Corp     MCDT 580031201   8/27/03   Election of Directors                           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of PriceWaterhouseCoopers
                                            as Independent Auditors                         Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amendment to the 2001 McData Equity
                                            Incentive Plan                                  Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Scottish Annuity
& Life Holdings
Ltd              SCT  G7885T104   8/28/2003 Special Resolution to change name to
                                            Scottish Re Group Ltd.                          Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            File with Registrar in the Cayman Islands
                                            Articles of  Association reflecting
                                            name change                                     Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd     PTP  G7127P100   9/17/2003 Election of Directors                           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve the Companys 162(M) Performance
                                            Incentive Plan                                  Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of KPMG as Independent
                                            Public Accountants                              Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
John Wiley &
Sons, Inc.       JWA  968223206   9/18/2003 Election of Directors                           Issuer         Yes       For        For
                                            Appointment of KPMG as Independent
                                            Accountants                                     Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Utstarcom Inc.   UTSI 918076100   9/24/03   Amendment to increase the number of shs
                                            of common stock                                 Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics
International
Ltd.             FLEX Y2573F102   9/30/03   Re-Election of Directors                        Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of Deloitte & Touche  as
                                            Independent Auditors                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Authorization of Directors to Allot
                                            & Issue Ordinary Shares                         Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Authorization for Company to provide
                                            Cash Compensation to Directors                  Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Authorization of share mandate
                                            relating to acquisitions by Co. of its own
                                            issued shares                                   Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc. RI 781182100   10/7/03   Election of Directors                           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve the Companys 2003 Stock Incentive Plan  Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to review Companys policy of
                                            use of  Genetically Engineered Ingredients   Shareholder       Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin
Corp             PH   701094104   10/22/03  Election of Directors                           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of PriceWaterhouseCoopers LLP
                                            as Independent Public Accounting                Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Parker-Hannifin 2003 Stock
                                            Incentive Plan                                  Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Universal
Corporation      UVV  913456109   10/28/03  Election of Directors                           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Take-Two
Interactive
Software, Inc    TTWO 874054109  11/17/2003 Approval of Amendment to Co's Certificate of
                                            Incorporation to increase common stock          Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Netiq
Corporation      NTIQ 64115P102  11/20/2003 Election of Directors                           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of Deloitte & Touche as
                                            Independent Certified Public Auditors           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Wind River
Systems Inc.     WIND 973149107  12/19/2003 Approve 1998 Equity Incentive Plan. Increase
                                            Max Num. Of shares by 1,900,000. Increase num.
                                            Of shares may be issued to an employee in
                                            accordance with Section 162(M) of IRS Code.     Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Hovnanian        HOV  442487203   3/5/2004  Election of Nominees                            Issuer         Yes       For        For
Enterprises Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Ernst & Young as                Issuer         Yes       For        For
                                            Independents Accountants
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Co.'s Amended & Reinstated          Issuer         Yes       For        For
                                            Sen. Exec. Short Term Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Co.'s Amended &                     Issuer         Yes       For        For
                                            Reinstated 1999 Stock Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Dial Corporation  DL  25247D101  3/24/2004  Adoption of Plan of Merger dated                Issuer         Yes       For        For
                                            12/14/2003 by and Henkel Merger Corp
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Skyworks
Solutions, Inc.  SWKS 83088M102  3/30/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of KPMG as Independent             Issuer         Yes       For        For
                                            Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
The Bear Stearns  BSC 073902108  3/31/2004  Approval of Amendment to the                    Issuer         Yes       For        For
Companies Inc.                              Capital Accumulation Plan for Sen. Mgn.Dirs.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Amendment to the Stock              Issuer         Yes       For        For
                                            Award Plan.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of the Restricted Stock                Issuer         Yes       For        For
                                            Unit Plan as Amended
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Deloitte & Touche as            Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers   LEH 524908100   4/2/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Ernst & Young as                Issuer         Yes       For        For
                                            Independents Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
A.O. Smith
Corporation       AOS 831865209   4/5/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Ernst & Young as                Issuer         Yes       For        For
                                            Independents Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
T Rowe Price
Group, Inc.      TROW 74144T108   4/8/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of KPMG as Independent
                                            Accountants                                     Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of 2004 Stock Incentive Plan &         Issuer         Yes       For        For
                                            Corollary Amendment
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PPG
Industries, Inc.  PPG 693506107  4/15/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Deloitte & Touche               Issuer         Yes       For        For
                                            as Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SouthTrust
Corporation      SOTR 844730101  4/21/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of KPMG as Independent Auditors    Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Amended & Reinstated            Issuer         Yes       For        For
                                            Senior Officer Performance Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of 2004 Long Term                  Issuer         Yes       For        For
                                            Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Manpower Inc.     MAN  56418H100 4/27/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of PriceWaterhouseCoopers          Issuer         Yes       For        For
                                            as Independents Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems NVLS  670008101 4/16/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of KPMG as Independent Auditors    Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Shareholders proposal regarding             Shareholder        Yes     Against      For
                                            Executive Compensation
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Compass
Bancshares       CBSS  20449H109 4/19/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Monthly Investment Plan             Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Auditors                        Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Cypress           CY   232806109 4/18/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Adoption of the 1994 Stock Plan as              Issuer         Yes       For        For
                                            amended & restated
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of PriceWaterhouseCoopers as       Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
J.B. Hunt
Transport        JBHT  445658107 4/22/2004  Election of Nominees                            Issuer         Yes     Issuer       For
Services,
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of KPMG as Independent             Issuer         Yes     Issuer       For
                                            Public Accountants
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Black & Decker
Corp.             BDK  091797100 4/27/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of the Black & Decker Corp             Issuer         Yes       For        For
                                            2004 Restricted Stock Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Stockholder Proposal replace Compensation     Shareholder      Yes     Against      For
                                            for Executives with Commonsense Executive
                                            Compensation
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Brooks
Automation Inc.  BRKS  114340102 4/27/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amend Cos. 2000 combination stock option plan   Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amend employees stock purchase plan              Issuer         Yes       For       For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Champion
Enterprises Inc. CHB   158496109 4/27/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Owens &
Minor Inc        OMI   690732102 4/29/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of KPMG as Independent             Issuer         Yes       For        For
                                            Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
State Street     STT   857477103 4/21/2004  Election of Nominees                            Issuer         Yes       For        For
Corporation
-----------------------------------------------------------------------------------------------------------------------------------
                                            Stockholder Proposal to exempt                Shareholder      Yes     Against      For
                                            Directors from Mass Gen Laws 156B sec 50A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Doral Financial
Corp.            DRL   25811P100 4/21/2004  Election of Nominees
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amendment to Cer. of Inc. to increase Num.      Issuer         Yes       For        For
                                            of shares of common stock
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amendment to increase number of serial          Issuer         Yes       For        For
                                            preferred stock
-----------------------------------------------------------------------------------------------------------------------------------
                                            Adoption of Omnibus Incentive Plan              Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of PriceWatersCoopers               Issuer         Yes       For        For
                                            as independent accountants
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Praxair Inc.      PK  74005P104  4/27/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amend Certificate of Incorporation              Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Stockholder Protection                  Issuer         Yes       For        For
                                            Rights Agreement
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Crompton          CK   227116100 4/27/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Selection of KPMG as Independent Auditors       Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic  WFR  552715104  4/27/2004  Election of Nominees                            Issuer         Yes       For        For
Materials
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amendment to1995 Equity                 Issuer         Yes       For        For
                                            Incentive Plan provide grants of
                                            restricted stocks
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amendment to2001 Equity                 Issuer         Yes       For        For
                                            Incentive Plan provide grants of
                                            restricted stocks
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amendment to 2001 Equity                Issuer         Yes       For        For
                                            Incentive Plan to cover
                                            non-employee directors
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amendment to 2001 Equity                Issuer         Yes       For        For
                                            Incentive Plan to increase no. of
                                            shares of common stock
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
L-3
Communications   LLL  502424104  4/27/2004  Election of Nominees                            Issuer         Yes       For        For
Holdings
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of PriceWatersCoopers               Issuer         Yes       For        For
                                            as independent accountants
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Amendment to 1999 Long              Issuer         Yes       For        For
                                            Term Performance Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Performance Based               Issuer         Yes       For        For
                                            Compensation under 1999 Plan
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
The Phoenix
Companies        PFX  732827100  4/30/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify KPMG LLP to continue as
                                            Independent CPA                                 Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Covance Inc.     CVD  222816100  4/29/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal concerning Annual Election        Security Holder     Yes       For     Against
                                            of Directors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Pope &
Talbot Inc.      POP  732827100  4/30/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify KPMG LLP to continue as                  Issuer         Yes       For        For
                                            Independent CPA
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Hudson Highland  HHGP 443792106  4/30/2004  Election of Nominees                            Issuer         Yes       For        For
Group Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amendment to Long Term                  Issuer         Yes       For        For
                                            Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amendment to Employee Stock             Issuer         Yes       For        For
                                            Purchase Plan
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Danaher
Corporation      DHR  235851102   5/4/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of Ernst & Young LLP                Issuer         Yes       For        For
                                            as Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve the Amended  Corp. 1998                 Issuer         Yes       For        For
                                            Stock Option Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal regarding Inclusion of            Security Holder     Yes     Against      For
                                            Language on Board Diversity
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Administaff, Inc. ASF 007094105   5/6/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of Ernst & Young LLP                Issuer         Yes       For        For
                                            as Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ambac Financial
Group, Inc        AFK 023139108   5/4/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amend Cerf. of Inc.to increase                  Issuer         Yes       For        For
                                            common stk from 200 to 350 million shares
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve amendments to AMBAC                     Issuer         Yes       For        For
                                            1997-non employee Directors Equity Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of KPMG LLP as                      Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Financial
Group Inc.        DFG 247131105   5/5/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Amendment 2003 Employee Long        Issuer         Yes       For        For
                                            Term Incentive & Share Award Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Adoption of The Annual              Issuer         Yes       For        For
                                            Incentive Compensation Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Shareholders Proposal regarding           Security Holder      Yes     Against      For
                                            investment in Tobacco Equities
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Platinum
Underwriters     PTA  G7127P100   5/6/2004  Election of Nominees                            Issuer         Yes       For        For
Holdings
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to elect Gregory E.A.                  Issuer         Yes       For        For
                                            Morrison , Michael D. Price, William
                                            A. Robbie to the Board of Platinum
                                            Underwriters Bermuda Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to ratify appointment of               Issuer         Yes       For        For
                                            William A. Robbie and Russell
                                            Worsley to the Board of Directors
                                            of Platinum (UK) Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amend ByLaws by removing Section 44(2)          Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve the Cos. 2002 Share Incentive Plan      Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify KPMG LLP as Independent Auditors         Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Superior
Industries       SUP  868168105  5/10/2004  Election of Nominees                            Issuer         Yes       For        For
International
-----------------------------------------------------------------------------------------------------------------------------------
                                            Reaffirmation of an Incentive Plan              Issuer         Yes       For        For
                                            for Louis L. Borick
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of an Incentive Plan for               Issuer         Yes       For        For
                                            Steven J. Borick
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Comstock
Resources, Inc.  CRK  205768203  5/10/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify Ernst & Young LLP as                     Issuer         Yes       For        For
                                            Independent Accountants
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Knight Trading
Group,           NITE 499053105  5/12/2004  Election of Nominees                            Issuer         Yes       For        For
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify PriceWaterhouseCoopers LLP               Issuer         Yes       For        For
                                            as Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Genesee &
Wyoming Inc      GWR  371559105  5/12/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve the Adoption of the Genesee             Issuer         Yes       For        For
                                            & Wyoming  2004 Ominibus Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify PriceWaterhouseCoopers LLP               Issuer         Yes       For        For
                                            as Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corporation  LEA 521865105  5/13/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify Ernst & Young LLP as
                                            Independent Auditors                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Stockholders Proposal regarding            Security Holder     Yes     Against      For
                                            shareholders rights plan
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural  PXD  723787107  5/13/2004  Election of Nominees                            Issuer         Yes       For        For
Resources Co.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Independent                     Issuer         Yes       For        For
                                            Accountants
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Columbia
Sportswear      COLM  198516106  5/13/2004  Election of Nominees                            Issuer         Yes       For        For
Company
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amend Company's. 1997 Stock                     Issuer         Yes       For        For
                                            Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Re-Approve Company's Executive                  Issuer         Yes       For        For
                                            Incentive Compensation Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify Deloitte & Touche LLP as                 Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Fair L.P.  FUN  150185106  5/13/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amendments to Partnership               Issuer         Yes       For        For
                                            Agreement to authorize unit holder voting
-----------------------------------------------------------------------------------------------------------------------------------
                                            Grant the General Partner Authority             Issuer         Yes       For        For
                                            to implement a unit holder rights plan
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
K2 Inc.          KTO  482732104  5/13/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify Ernst & Young LLP as                     Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve the K2 2004 Long Term Incentive Plan    Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amendment to increase the Cos.          Issuer         Yes       For        For
                                            Authorized common St
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Borland
Software Corp   BORL  099849101  5/14/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal relating to classification      Security Holder       Yes       For     Against
                                            of Board of Directors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Education Lending
Group, Inc.      EDLG 28140A109  5/17/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of the Long Term Incentive Plan        Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Province
Healthcare Co.   PRV  743977100  5/18/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify Ernst & Young as our                     Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Eagel Global
Logistics        EAGL 268484102  5/18/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratifications of                                Issuer         Yes       For        For
                                            PriceWaterhouseCoopers LLP as
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.    OCR  681904108  5/18/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve the 2004 Stock Incentive Plan           Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify the Selection of Independent             Issuer         Yes       For        For
                                            Accountants
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore  DO  25271C102  5/18/2004  Election of Nominees                            Issuer         Yes       For        For
Drilling, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to approve the amended and             Issuer         Yes       For        For
                                            reinstated Stock Option Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify Deloitte & Touche LLP as                 Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
W Holding
Company, Inc.   WBPRK 929251106  5/18/2004  Election of Nominees                            Issuer         Yes       For        For
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                                            Ratify Deloitte & Touche LLP as                 Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Inc.     PCO  74045Q104  5/18/2004  Election of Nominees                            Issuer         Yes       For        For
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                                            Proposal to Amend 2003 Equity Incentive Plan    Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify Deloitte & Touche LLP as                 Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Talk America
Holdings,       TALK  874426R202 5/19/2004  Election of Nominees                            Issuer         Yes       For        For
Inc
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                                            Approve the Auditor Proposal                    Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Everest RE
Group, Ltd.     RE    G3223R108  5/19/2004  Election of Nominees                            Issuer         Yes       For        For
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                                            Appoint PriceWaterhouseCoopers LLP              Issuer         Yes       For        For
                                            as Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Hughes
Supply, Inc.     HUG  444482103  5/20/2004  Election of Nominees                            Issuer         Yes       For        For
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Gibraltar
Steel Corp.     ROCK  37476F103  5/20/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to approve 2003 Incentive
                                            Stock Option Plan                               Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.     SWY  786514208  5/20/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of  Deloitte & Touche               Issuer         Yes       For        For
                                            LLP as Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval to Eliminate the                       Issuer         Yes       For        For
                                            Classification of the Board of Directors
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Stock Option Exchange               Issuer         Yes       For        For
                                            Program for Employees
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal regarding Independent            Security Holder      Yes     Against      For
                                            Director as Chairman of the Board
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal regarding cumulative voting      Security Holder      Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal regarding report on impact       Security Holder      Yes     Against      For
                                            of Genetically Engineered Food
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal regarding Sustainability Report  Security Holder      Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal regarding Political              Security Holder      Yes     Against      For
                                            Contributions and Participation Report
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal regarding Expensing
                                            Stock Options                             Security Holder      Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Fibre   AFCI 00754A105  5/20/2004  Election of Nominees                            Issuer         Yes       For        For
Communications,
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify KPMG LLP as Independent Auditors         Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Omicom Group Inc. OMC 681919106  5/25/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratify KPMG LLP as Independent Auditors         Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Directors Equity Plan                   Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Community Health CYH  203668108  5/25/2004  Election of Nominees
Systems, Inc                                                                                Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to approve the 2004                    Issuer         Yes       For        For
                                            Employee Performance Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of  Deloitte & Touche LLP
                                            as Independent Accountants Proposal
                                            entitled "Separate Chair and CEO          Security Holder      Yes     Against      For
                                            Proposal"
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Terex Corp.     TEX   880779103  5/25/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Selection of Independent Accountants            Issuer         Yes       For        For
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                                            Approval of the 2000 Incentive Plan             Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of The 2004 Annual                     Issuer         Yes       For        For
                                            Incentive Compensation Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of the Employee Stock                  Issuer         Yes       For        For
                                            Purchase Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of the Deferred                        Issuer         Yes       For        For
                                            Compensation Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of the Compensation                    Issuer         Yes       For        For
                                            Arrangements for outside Directors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Talbots         TLB   874161102  5/27/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of  Deloitte & Touche LLP           Issuer         Yes       For        For
                                            as Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp    CPN   131347106  5/26/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Amendment of Co.s Amended &                     Issuer         Yes       For        For
                                            Restated Certificate of Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Increase No. of Shares in 1996                  Issuer         Yes       For        For
                                            Stock Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Increase No. of Shares in 2000                  Issuer         Yes       For        For
                                            Employee Stock Purchase Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal opposing Geothermal               Security Holder     Yes     Against      For
                                            Development And adoption of an
                                            indigenous People policy
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal regarding Senior Executive        Security Holder     Yes     Against      For
                                            Equity Compensation Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal regarding Shareholder voting      Security Holder     Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of PriceWaterhouse Coopers          Issuer         Yes       For        For
                                            as Independent Accts
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand
Co. Ltd.         IR   G4776G101   6/2/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Adoption of amended & restated                  Issuer         Yes       For        For
                                            incentive  stock plan of 1998
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approval of Amended and Restated                Issuer         Yes       For        For
                                            Bylaws
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of Independent Auditors             Issuer         Yes       For        For
                                            to fix the Auditors Remuneration
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to declassify the Board of        Security Holder     Yes     Against      For
                                            Directors
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to change the Cos.                Security Holder     Yes     Against      For
                                            Jurisdiction of Incorporation
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to require the separation         Security Holder     Yes     Against      For
                                            of CEO and the Chair of the Board
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Nabors
Industries Ltd.  NBR   G6359F103  6/1/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of PriceWaterhouse                  Issuer         Yes       For        For
                                            Coopers as Independent Accts
-----------------------------------------------------------------------------------------------------------------------------------
                                            Proposal to change Nabors' Jurisdiction    Security Holder     Yes     Against      For
                                            of Inc. from Bermuda to Del.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated
Managers         AMG   008252108  6/8/2004  Election of Nominees                            Issuer         Yes       For        For
Group, Inc.
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-----------------------------------------------------------------------------------------------------------------------------------
American
Financial        AFR   02607P305  6/9/2004  Election of Nominees                            Issuer         Yes       For        For
Realty Trust
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Wind River
Systems, Inc.   WIND   973149107  6/9/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Covad
Communications COVD,OB  222814204 6/10/2004  Election of Nominees                           Issuer         Yes       For        For
Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of PriceWaterhouseCoopers          Issuer         Yes       For        For
                                            as Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Emcor
Group, Inc.      EME  29084Q100  6/10/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of Ernst & Young as                 Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BEA
Systems, Inc    BEAS  073325102  6/11/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Appointment of Ernst & Young as                 Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Neopharm, Inc.   NEOL 640919106  6/17/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of KPMG as Independent             Issuer         Yes       For        For
                                            Public Accountants
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom
Communications   MCCC 58446K105  6/17/2004  Election of Nominees                            Issuer         Yes       For        For
Corp
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve non-employee Directors                  Issuer         Yes       For        For
                                            Equity Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of KPMG as Independent Auditors    Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Staples Inc.    SPLS  855030102  6/17/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve 2004 Stock Incentive Plan               Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amended & Restated 1998                 Issuer         Yes       For        For
                                            Employee Stock Purchase Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Amended & Restated Intl                 Issuer         Yes       For        For
                                            Employee Stock Purchase Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of Ernst & Young as                Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
                                            To act on Shareholders Rights Plan         Security Holder     Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                            To act on Shareholders Input on            Security Holder     Yes     Against      For
                                            Poison Pills
-----------------------------------------------------------------------------------------------------------------------------------
                                            To act on  proposal on Commonsense         Security Holder     Yes     Against      For
                                            Executive Compensation
-----------------------------------------------------------------------------------------------------------------------------------
                                            To act on proposal on Auditor Independence Security Holder     Yes     Against      For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Input/Output, Inc IO  457652105  6/22/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve Adoption 2004 Long-Term Incentive Plan  Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Ratification of PriceWaterhouseCoopers as       Issuer         Yes       For        For
                                            Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
UTI
Worldwide Inc.  UTIW  G87210103  6/25/2004  Election of Nominees                            Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            Approve 2004 Non-employee Directors             Issuer         Yes       For        For
                                            Share Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GameStop Corp.   GME  36466R101  6/29/2004  Election of Nominees Ratify                     Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                            BDO Seidman LLP as Independent Auditors         Issuer         Yes       For        For
-----------------------------------------------------------------------------------------------------------------------------------